Income tax benefit/(expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (88,147)	$ (82,101)	$ (91,586)
Share-based payments expense	1,752	1,089	1,588
Research and development tax concessions	324	(730)	(869)
Foreign exchange translation (losses)/gains	(103)	501	159
Contingent consideration	2,908	(2,631)	(274)
Other sundry items	(231)	695	(2,036)
Subtotal	(21,794)	(25,706)	(28,908)
Adjustments for current tax of prior periods	198	274	(923)
Differences in overseas tax rates	6,051	8,537	8,407
Tax benefit not recognized	15,354	16,683	21,185
Change in tax rate on Deferred tax assets	0	0	(8,326)
Change in tax rate on Deferred tax liability	0	0	8,326
Income tax benefit attributable to loss before income tax	(191)	(212)	(239)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate	$ (26,444)	$ (24,630)	$ (27,476)